Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 84.23%
Communication services: 5.40%
Interactive media & services: 5.40%
Alphabet, Inc. Class A†	450,000	$62,860,500
Consumer discretionary: 0.60%
Distributors: 0.60%
Genuine Parts Co.	50,000	6,925,000
Consumer staples: 0.67%
Food products: 0.67%
General Mills, Inc.	70,000	4,559,800
J M Smucker Co.	25,000	3,159,500
		7,719,300
Health care: 10.91%
Biotechnology: 2.88%
BioMarin Pharmaceutical, Inc.†	60,000	5,785,200
Neurocrine Biosciences, Inc.†	210,000	27,669,600
		33,454,800
Health care equipment & supplies: 0.28%
Abbott Laboratories	20,000	2,201,400
STERIS PLC	5,000	1,099,250
		3,300,650
Health care providers & services: 2.39%
McKesson Corp.	60,000	27,778,800
Life sciences tools & services: 3.36%
Bio-Rad Laboratories, Inc. Class A†	10,000	3,228,900
IQVIA Holdings, Inc.†	155,000	35,863,900
		39,092,800
Pharmaceuticals: 2.00%
Eli Lilly & Co.	40,000	23,316,800
Industrials: 21.84%
Aerospace & defense: 2.68%
Curtiss-Wright Corp.	55,000	12,253,450
L3Harris Technologies, Inc.	90,000	18,955,800
		31,209,250
Building products: 1.09%
Johnson Controls International PLC	220,000	12,680,800
Commercial services & supplies: 2.08%
Cintas Corp.	20,000	12,053,200
Clean Harbors, Inc.†	70,000	12,215,700
		24,268,900
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Electrical equipment: 5.81%
AMETEK, Inc.	145,000	$23,909,050
Eaton Corp. PLC	60,000	14,449,200
Emerson Electric Co.	300,000	29,199,000
		67,557,250
Machinery: 6.27%
Crane Co.	60,000	7,088,400
IDEX Corp.	60,000	13,026,600
Oshkosh Corp.	20,000	2,168,200
Parker-Hannifin Corp.	37,000	17,045,900
Timken Co.	420,000	33,663,000
		72,992,100
Professional services: 3.91%
Leidos Holdings, Inc.	420,000	45,460,800
Information technology: 41.85%
Communications equipment: 2.42%
Motorola Solutions, Inc.	90,000	28,178,100
Electronic equipment, instruments & components: 6.09%
Amphenol Corp. Class A	290,000	28,747,700
Crane NXT Co.	90,000	5,118,300
Jabil, Inc.	115,000	14,651,000
Teledyne Technologies, Inc.†	50,000	22,314,500
		70,831,500
IT services: 2.53%
International Business Machines Corp.	180,000	29,439,000
Semiconductors & semiconductor equipment: 18.15%
Advanced Micro Devices, Inc.†	390,000	57,489,900
Broadcom, Inc.	57,000	63,626,250
Marvell Technology, Inc.	550,000	33,170,500
Microchip Technology, Inc.	125,000	11,272,500
Micron Technology, Inc.	200,000	17,068,000
NVIDIA Corp.	52,000	25,751,440
Synaptics, Inc.†	25,000	2,852,000
		211,230,590
Software: 12.66%
Adobe, Inc.†	50,000	29,830,000
ANSYS, Inc.†	45,000	16,329,600
Autodesk, Inc.†	110,000	26,782,800
Microsoft Corp.	125,000	47,005,000
Roper Technologies, Inc.	3,000	1,635,510
Synopsys, Inc.†	50,000	25,745,500
		147,328,410
See accompanying notes to portfolio of investments
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Materials: 2.48%
Chemicals: 1.26%
Westlake Corp.	105,000	$14,695,800
Containers & packaging: 1.22%
AptarGroup, Inc.	76,500	9,456,930
Berry Global Group, Inc.	70,000	4,717,300
		14,174,230
Real estate: 0.48%
Specialized REITs : 0.48%
Iron Mountain, Inc.	80,000	5,598,400
Total common stocks (Cost $676,815,678)		980,093,780

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.97%
Basic materials: 1.57%
Chemicals: 0.70%
Valvoline, Inc.144A	3.63%	6-15-2031	$9,495,000	8,103,128
Iron/steel: 0.87%
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	10,000,000	10,140,800
Consumer, cyclical: 0.48%
Retail: 0.48%
Genuine Parts Co.	6.88	11-1-2033	5,000,000	5,551,074
Consumer, non-cyclical: 3.85%
Commercial services: 0.50%
AMN Healthcare, Inc.144A	4.00	4-15-2029	1,000,000	901,914
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	946,250
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	3,926,238
				5,774,402
Food: 0.65%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,558,994
Healthcare-products: 0.42%
Hologic, Inc.144A	3.25	2-15-2029	5,440,000	4,932,009
Healthcare-services: 1.64%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	2,000,000	1,806,767
DaVita, Inc.144A	4.63	6-1-2030	10,550,000	9,203,765
Encompass Health Corp.	4.63	4-1-2031	5,500,000	5,061,010
IQVIA, Inc.144A	6.50	5-15-2030	2,884,000	2,956,411
				19,027,953
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household products/wares: 0.64%
ACCO Brands Corp.144A	4.25%	3-15-2029	$2,000,000	$1,804,616
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,642,000
				7,446,616
Financial: 1.73%
REITS: 1.73%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,183,141
SBA Communications Corp.	3.13	2-1-2029	10,000,000	8,984,967
				20,168,108
Industrial: 4.45%
Aerospace/defense: 0.73%
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,449,875
Electronics: 0.69%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,075,943
Engineering & construction: 0.78%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,019,377
Environmental control: 1.06%
Clean Harbors, Inc.144A	6.38	2-1-2031	11,000,000	11,176,605
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,188,654
				12,365,259
Packaging & containers: 1.19%
Ball Corp.	2.88	8-15-2030	7,000,000	6,005,894
Sealed Air Corp.144A	5.00	4-15-2029	5,000,000	4,835,073
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	3,000,000	3,025,836
				13,866,803
Technology: 1.58%
Computers: 0.85%
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,214,968
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,224,950
Seagate HDD Cayman144A	8.50	7-15-2031	5,000,000	5,426,520
				9,866,438
Semiconductors: 0.73%
Synaptics, Inc.144A	4.00	6-15-2029	9,485,000	8,507,913
Utilities: 1.31%
Electric: 1.31%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	968,382
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,202,106
Vistra Operations Co. LLC144A	7.75	10-15-2031	3,000,000	3,115,767
				15,286,255
Total corporate bonds and notes (Cost $184,071,955)				174,140,947
See accompanying notes to portfolio of investments
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 0.50%
Basic materials: 0.27%
Chemicals: 0.27%
Methanex Corp.		5.25%	12-15-2029	$3,293,000	$3,168,285
Industrial: 0.23%
Electronics: 0.23%
Sensata Technologies BV144A		4.00	4-15-2029	2,880,000	2,676,427
Total yankee corporate bonds and notes (Cost $6,290,622)					5,844,712
Total investments in securities (Cost $867,178,255)	99.70%				1,160,079,439
Other assets and liabilities, net	0.30				3,541,852
Total net assets	100.00%				$1,163,621,291

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Abbreviations:
REIT	Real estate investment trust
SBA	Small Business Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,374,619	$84,891,540	$(104,266,159)	$0	$0	$0	0	$73,639
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 5

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$62,860,500	$0	$0	$62,860,500
Consumer discretionary	6,925,000	0	0	6,925,000
Consumer staples	7,719,300	0	0	7,719,300
Health care	126,943,850	0	0	126,943,850
Industrials	254,169,100	0	0	254,169,100
Information technology	487,007,600	0	0	487,007,600
Materials	28,870,030	0	0	28,870,030
Real estate	5,598,400	0	0	5,598,400
Corporate bonds and notes	0	174,140,947	0	174,140,947
Yankee corporate bonds and notes	0	5,844,712	0	5,844,712
Total assets	$980,093,780	$179,985,659	$0	$1,160,079,439
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Diversified Capital Builder Fund